Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net
Schedule of vessels' cost, accumulated depreciation and changes thereto

 Vessels' cost, accumulated depreciation and changes thereto were as follows (in thousands):

	Vessel Cost	Accumulated Depreciation	Net Book Value
As of January 1, 2011	$2,629,136	$(355,653)	$2,273,483
Additions	1,074,646	(106,178)	968,468

As of December 31, 2011	$3,703,782	$(461,831)	$3,241,951

Additions	1,022,560	(143,938)	878,622
Disposals	(20,606)	15,801	(4,805)
Impairment loss	(129,630)	—	(129,630)

As of December 31, 2012	$4,576,106	$(589,968)	$3,986,138